Organization and Principal Activities (Details) - Schedule of Revenue Net Income and Cash Flows of Vie Aand Subsidiaries - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Condensed Income Statements, Captions [Line Items]
Revenue	¥ 172,156	¥ 197,564
Net loss	(42,175)	(19,221)
Net cash used in operating activities	(5,273)	(15,269)
Net cash provided by investing activities	5,529	(2,900)
Net cash provided by financing activities	¥ 1,616	¥ 18,295